Activity in Loss and loss Adjustment Expense Reserves (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Balance at beginning of period	$ 7,245.8	$ 7,071.0	$ 6,653.0
Less reinsurance recoverables on unpaid losses	785.7	704.1	529.4
Net balance at beginning of period	6,460.1	6,366.9	6,123.6
Incurred related to:
Current year	11,926.0	10,876.8	10,451.7
Prior years	22.0	(242.0)	(320.4)
Total incurred	11,948.0	10,634.8	10,131.3
Paid related to:
Current year	7,895.3	7,289.3	6,841.0
Prior years	3,536.5	3,252.3	3,047.0
Total paid	11,431.8	10,541.6	9,888.0
Net balance at ending of period	6,976.3	6,460.1	6,366.9
Plus reinsurance recoverables on unpaid losses	862.1	785.7	704.1
Balance at ending of period	$ 7,838.4	$ 7,245.8	$ 7,071.0